Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income Statement [Abstract]
Revenues	$ 225,749	$ 11,252	$ 2,757,229
Operating expenses
Selling, general and administrative expenses	4,160,716	2,130,282	4,991,878
Total operating expenses	4,160,716	2,130,282	4,991,878
Loss from operations	(3,934,967)	(2,119,030)	(2,234,649)
Other income (expenses):
Other income	984	74	140,709
Other expenses	(84,815)	(5,450)	(2,186)
Interest income	413,691	667,898	636,489
Interest expense	(1,606,887)	(3)	(133)
Total other (expenses) income	(1,277,027)	662,519	774,879
Loss before tax	(5,211,994)	(1,456,511)	(1,459,770)
Income tax		(27,413)
Net loss income including noncontrolling interest	(5,211,994)	(1,483,924)	(1,459,770)
Less: loss attributable to noncontrolling interest	(63,909)	(67,207)	(403,410)
Net loss attributable to Dragon Victory	(5,148,085)	(1,416,717)	(1,056,360)
Net loss including noncontrolling interest	(5,211,994)	(1,483,924)	(1,459,770)
Other comprehensive income (loss):
Foreign currency translation income (loss)	292,714	(482,468)	(216,605)
Comprehensive loss including noncontrolling interest	(4,919,280)	(1,966,392)	(1,676,375)
Comprehensive loss attributable to noncontrolling interest	(63,909)	(67,207)	(410,975)
Comprehensive loss attributable to Dragon Victory	$ (4,855,371)	$ (1,899,185)	$ (1,265,400)
Loss per share attributable to Dragon Victory common stockholders
Basic (in Dollars per share)	$ (0.44)	$ (0.12)	$ (0.09)
Diluted (in Dollars per share)	$ (0.44)	$ (0.12)	$ (0.09)
Weighted average shares outstanding-Dragon Victory
Basic (in Shares)	11,650,205	11,421,393	11,421,393
Diluted (in Shares)	11,650,205	11,421,393	11,421,393